Dec. 31, 2016
First Investors Life Series Limited Duration Bond Fund
First Investors Life Series Limited Duration Bond Fund
SUPPLEMENT DATED JANUARY 31, 2018

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2017

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

1.
The First Investors Life Series Limited Duration High Quality Bond Fund (the “Limited Duration Bond Fund”) has been renamed the First Investors Life Series Limited Duration Bond Fund. Any reference to the Limited Duration Bond Fund in the documents listed above is hereby amended to reflect the new name of the Fund.

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Please retain this Supplement for future reference.

LSPS118